Employee Benefit Plans (AOCI and Regulatory Assets and Liabilities that have Not been Recognized as Components of Periodic Benefit (Credit) Cost) (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		$ 1,572	$ 1,458
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		2,714	2,198
Prior service (credit) cost		3	2
Total	[1]	2,717	2,200
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		84	(166)
Prior service (credit) cost		(157)	(203)
Total	[1]	$ (73)	$ (369)

[1]	As of December 31, 2022, of the $2.7 billion and $(73) million related to pension benefits and other postretirement benefits, $1.7 billion and $14 million, respectively, are included in AOCI, with the remainder included in regulatory assets and liabilities, except for $170 million presented in assets and liabilities held for sale. As of December 31, 2021, of the $2.2 billion and $(369) million related to pension benefits and other postretirement benefits, $1.7 billion and $(155) million, respectively, are included in AOCI, with the remainder included in regulatory assets and liabilities, except for $108 million presented in assets and liabilities held for sale.